Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 131,123	$ 1,417,388	$ 326,635	$ 383,953
Short-term investments and deposits	49,938	7,144
Trade receivables, net	35,548	44,137
Other current assets	41,514	35,752
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	131,123	1,417,388
Short-term investments and deposits	49,938	7,144
Trade receivables, net	35,548	44,137
Other current assets	33,210	35,752
Deposits and other long-term receivables including derivative instruments	305,616	259,555
Maximum exposure to credit risk	$ 555,435	$ 1,763,976